Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
Depreciation of property and equipment is provided using the straight-line method based on the following estimated useful lives:

Years
Computer equipment	3 - 5
Computer software	3
Furniture and fixtures	5 - 10
Leasehold improvements	5
Website development	2
Property and equipment consisted of the following at December 31, 2021 and 2020 (dollars in thousands):

	December 31, 2021	December 31, 2020
Computer software	$1,253	$1,226
Computer equipment	9,063	7,965
Furniture and fixtures	1,181	1,152
Leasehold improvements	1,478	1,064

Total	12,975	11,407
Less: accumulated depreciation and amortization	(9,965)	(7,902)

Property and equipment, net	$3,010	$3,505

Schedule of estimated useful lives of identified intangible assets	The identified intangible assets are being amortized using the straight-line method based on the following estimated useful lives:

Years
Marketing-based	7
Technology-based	4 - 10
Customer-based	7 - 16
Trademark-based	4
Workforce-based	10
Identified intangible assets consisted of the following at December 31, 2021 (dollars in thousands):

	Cost	Accumulated Amortization	Carrying Amount	Weighted Average Remaining Life (In Years)
Marketing-based	$1,400	$(1,253)	$147	1.96
Technology-based	18,300	(15,791)	2,509	2.01
Customer-based	27,700	(10,506)	17,194	8.37
Workforce-based	380	(35)	345	9.10

	$47,780	$(27,585)	$20,195

Identified intangible assets consisted of the following at December 31, 2020 (dollars in thousands):

	Cost	Accumulated Amortization	Carrying Amount	Weighted Average Remaining Life (In Years)
Marketing-based	$1,400	$(1,144)	$256	2.59
Technology-based	18,300	(13,484)	4,816	2.56
Customer-based	22,100	(8,484)	13,616	9.05

	$41,800	$(23,112)	$18,688